Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2025	2024
Balance nominated in USD	$920,197	$250,840
Balance nominated in NIS	340,984	179,066
Balance nominated in other currencies	18,940	77,893
	$1,280,121	$507,799